Note 4 - Other receivables and other current assets, net	12 Months Ended
Dec. 31, 2025
Notes
Note 4 - Other receivables and other current assets, net

Note 4 – Other receivables and other current assets, net

	As of December 31, 2025	As of December 31, 2024
Due from third parties	$478,537	$370,262
Deductible value-added tax	172,260	385,494
Refundable deposits	14,760	30,543
Allowance for credit losses	(320,155)	(278,776)
Total other receivables and other current assets, net	$345,402	$507,523

Movements of allowance for credit losses of other receivables and other current assets are as follows:

	For the Years Ended December 31,
	2025	2024	2023

Beginning balance	$278,776	$252,947	$239,594
Addition	28,384	38,690	20,247
Exchange rate effect	12,995	(12,861)	(6,894)
Ending balance	$320,155	$278,776	$252,947